UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4314

                      (Investment Company Act File Number)


                          Intermediate Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/08


                Date of Reporting Period:  Quarter ended 8/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
August 31, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS--88.8%
                  ALABAMA--2.4%
  $ 1,000,000     Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125%       $   1,029,520
                  (FSA INS), 11/1/2014
    1,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds          983,100
                  (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020
    1,000,000     Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper         1,014,770
                  Co.), 11/1/2013
    1,190,000 1,2 Huntsville, AL Health Care Authority, RITES (PA-1466), 5.66% (Huntsville Hospital ), 6/1/2032              904,590
                     TOTAL                                                                                                 3,931,980
                  ARIZONA--4.4%
      750,000     Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.),             757,087
                  4/1/2019
    5,000,000     Salt River Project, AZ Agricultural Improvement & Power District, Revenue Bonds (Series 2005A),          5,150,800
                  5.00%, 1/1/2027
    1,420,000     Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/                     1,368,837
                  (Radian Asset Assurance INS), 12/1/2025
                     TOTAL                                                                                                 7,276,724
                  ARKANSAS--2.1%
    2,000,000     Arkansas State, UT GO Bonds (Series 2007B), 4.75%, 6/1/2028                                              2,010,720
    1,000,000     Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.),                980,870
                  1/1/2021
      535,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   532,764
                  10/1/2017
                     TOTAL                                                                                                 3,524,354
                  CALIFORNIA--4.4%
      290,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            299,828
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
    3,000,000     California State, UT GO Bonds, 5.00%, 9/1/2027                                                           3,047,820
    2,000,000     Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.75% (FGIC INS),         2,021,460
                  7/1/2025
    2,000,000     Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025                       1,997,640
                     TOTAL                                                                                                 7,366,748
                  COLORADO--0.6%
       40,000     Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017                                           40,473
    1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00%               1,020,670
                  (Evangelical Lutheran Good Samaritan Society), 6/1/2016
                     TOTAL                                                                                                 1,061,143
                  CONNECTICUT--1.3%
    2,240,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health                  2,178,042
                  Network)/(Radian Asset Assurance INS), 7/1/2025
                  DISTRICT OF COLUMBIA--2.5%
      470,000     District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/                     490,497
                  (AMBAC INS), 10/1/2012
      530,000     District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/                     553,415
                  (United States Treasury PRF 10/1/2009@101)/(Original Issue Yield: 5.300%), 10/1/2012
    1,405,000     District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS),                 1,473,761
                  10/1/2017
    1,595,000     District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(United States               1,673,394
                  Treasury PRF 10/1/2009@101)/(Original Issue Yield: 5.520%), 10/1/2017
                     TOTAL                                                                                                 4,191,067
                  FLORIDA--1.2%
    1,250,000 1,2 Alachua County, FL Health Facilities Authority, RITES (PA-1472), 4.78% (Shands Teaching Hospital         1,063,962
                  and Clinics, Inc.), 12/1/2037
      885,000     St. Johns County, FL IDA, Health Care Revenue Refunding Bonds (Series 2007), 5.00% (Vicar's                880,239
                  Landing), 2/15/2017
                     TOTAL                                                                                                 1,944,201
                  GEORGIA--0.6%
       55,000     Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In Treasuries COL), 1/1/2009           56,904
        5,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40% (United States Treasury             5,173
                  COL), 1/1/2009
      940,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009                         972,637
                     TOTAL                                                                                                 1,034,714
                  ILLINOIS--3.8%
      300,000     Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue          310,755
                  Yield: 5.25%), 12/1/2013
    1,000,000     Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original        1,037,330
                  Issue Yield: 5.55%), 7/1/2013
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                   1,011,090
                  Technology), 4/1/2019
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (Newman Foundation at the                   959,170
                  University of Illinois)/(Radian Asset Assurance INS), 2/1/2027
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019         1,045,390
      855,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2007), 5.00% (Loyola University),              866,218
                  7/1/2022
      560,000     Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/                 571,794
                  (Original Issue Yield: 5.75%), 8/15/2011
      500,000     Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75%           524,250
                  (Original Issue Yield: 6.85%), 6/1/2010
                     TOTAL                                                                                                 6,325,997
                  INDIANA--2.4%
      500,000     Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs                 512,710
                  (Marathon Oil Corp.), Mandatory Tender 12/2/2011
    2,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00%                2,042,000
                  (Community Health Network)/(AMBAC INS), 5/1/2022
    1,500,000     Indiana State Finance Authority, Highway Revenue Refunding Bonds (Series 2007A), 4.50% (FGIC             1,488,990
                  INS), 12/1/2021
                     TOTAL                                                                                                 4,043,700
                  IOWA--0.6%
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,005,540
                  5.25% (Care Initiatives), 7/1/2016
                  KANSAS--0.0%
       35,000     Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL),            35,719
                  12/1/2016
                  KENTUCKY--1.1%
    2,000,000     Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 4.60% (Murray-Calloway            1,822,140
                  County Public Hospital Corp.)/(Original Issue Yield: 4.60%), 8/1/2022
                  LOUISIANA--0.6%
    1,000,000     De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00%                      1,018,820
                  (International Paper Co.), 10/1/2012
                  MICHIGAN--8.2%
    1,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           1,091,040
                  Corp.)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 5.874%), 5/1/2018
      500,000     Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds             553,015
                  (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100)/(Original Issue
                  Yield: 6.249%), 4/15/2027
    4,000,000     Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10%               4,061,560
                  (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013
    5,000,000     Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health         5,274,100
                  Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011
      650,000     Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019           663,429
    2,000,000     Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.),           2,034,880
                  9/1/2029
                     TOTAL                                                                                                13,678,024
                  MINNESOTA--0.9%
    1,500,000     Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility               1,447,995
                  Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021
                  MISSOURI--0.1%
      130,000     Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%,               130,229
                  1/1/2016
                  MONTANA--1.3%
    2,250,000     Montana Facility Finance Authority, Hospital Revenue Bonds (Series 2007), 4.375% (Benefits               2,086,087
                  Healthcare System)/(Assured Guaranty Corp. INS)/(Original Issue Yield: 4.53%), 1/1/2027
                  NEVADA--1.3%
    1,100,000     Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender               1,117,732
                  3/1/2013
    1,000,000     Clark County, NV, Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.00% (Las Vegas-            1,022,550
                  McCarran International Airport)/(AMBAC INS), 7/1/2026
                     TOTAL                                                                                                 2,140,282
                  NEW HAMPSHIRE--0.6%
      895,000     New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds            920,490
                  (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014
                  NEW JERSEY--3.6%
      500,000     New Jersey EDA, Revenue Bonds (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax),                   505,925
                  6/15/2019
      835,000 1,2 New Jersey Health Care Facilities Financing Authority, RITES (Series PA-1484), 4.81% (Catholic             613,324
                  Health East), 11/15/2033
    2,000,000     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series        2,154,900
                  2006A), 5.25%, 12/15/2020
    3,000,000     Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1),           2,675,700
                  4.625% (Original Issue Yield: 4.85%), 6/1/2026
                     TOTAL                                                                                                 5,949,849
                  NEW YORK--7.2%
    1,500,000     Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American         1,516,545
                  Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010
    1,000,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New         1,026,930
                  York Project)/(American Capital Access INS), 6/1/2015
    2,000,000     New York City, NY, UT GO Bonds (Series 2006A), 5.00%, 8/1/2028                                           2,038,840
    4,500,000     New York City, NY, UT GO Bonds (Series 1999G), 6.00% (Escrowed In Treasuries COL), 10/15/2007            4,511,925
    2,000,000     New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds               2,086,860
                  (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund),
                  4/1/2023
      875,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue               823,541
                  Yield: 4.83%), 6/1/2022
                     TOTAL                                                                                                12,004,641
                  NORTH CAROLINA--1.3%
    1,000,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series              1,033,340
                  2003A), 5.50%, 1/1/2012
    1,000,000     North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS),               1,144,160
                  1/1/2018
                     TOTAL                                                                                                 2,177,500
                  OHIO--4.4%
    1,000,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio          939,500
                  Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026
    3,195,000     Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare        3,256,312
                  Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008
    1,000,000     Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury        1,065,860
                  PRF 9/1/2011@100)/(Original Issue Yield: 5.090%), 9/1/2016
    1,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  1,005,120
                  (Cleveland Electric Illuminating Co.), 12/1/2013
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster),          1,026,520
                  9/1/2020
                     TOTAL                                                                                                 7,293,312
                  PENNSYLVANIA--10.8%
    2,750,000     Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran          2,628,340
                  Social Ministries), 1/1/2027
    1,845,000 1,2 Geisinger Authority, PA Health System, Drivers (Series 1834), 4.509% (Geisinger Health System),          1,470,779
                  2/1/2015
    1,000,000     New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster                        1,007,470
                  College)/(Original Issue Yield: 5.40%), 3/1/2018
    1,000,000     Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015                  1,024,610
    1,210,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75%            1,282,733
                  (UPMC Health System), 1/15/2012
    1,200,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00%            1,219,140
                  (Philadelphia University), 6/1/2015
      500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia               514,290
                  University), 6/1/2020
    2,000,000     Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC          2,042,820
                  INS), 10/1/2027
    5,000,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds          5,081,800
                  (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012
      415,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie                  446,943
                  Healthcare System, PA), 12/1/2012
    1,190,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie                1,304,859
                  Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.200%),
                  12/1/2012
                     TOTAL                                                                                                18,023,784
                  RHODE ISLAND--0.4%
      625,000     Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation                  641,669
                  Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010
                  SOUTH CAROLINA--2.4%
    1,000,000     Beaufort County, SC School District, GO, 5.50%, 3/1/2016                                                 1,026,330
    3,000,000 1,2 South Carolina Jobs-EDA, RITES (PA-1471), 5.06% (Palmetto Health Alliance), 8/1/2039                     2,973,000
                     TOTAL                                                                                                 3,999,330
                  TENNESSEE--1.9%
      500,000     Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021          501,995
    1,000,000     Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (United States Treasury           1,032,770
                  PRF 5/15/2009@101)/(Original Issue Yield: 5.125%), 11/15/2017
      500,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%           542,300
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011
    1,000,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%         1,104,390
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012
                     TOTAL                                                                                                 3,181,455
                  TEXAS--9.7%
    1,000,000     Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013                               1,035,820
    2,000,000     Bexar County, HFDC, Refunding Revenue Bonds (Series 2007), 5.00% (Army Retirement Residence              1,845,960
                  Foundation), 7/1/2027
      500,000     Carroll, TX ISD, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield:                 502,709
                  5.02%), 2/15/2016
    1,000,000     Cass County, TX IDC, Enviromental Improvement Refunding Revenue Bonds, 4.80% (International Paper          924,300
                  Co.), 3/1/2025
    2,000,000     Dallas, TX, Revenue Refunding Bonds (Series 2007), 4.50% (Dallas, TX Waterworks & Sewer                  1,905,780
                  System)/(AMBAC INS), 10/1/2027
    1,000,000     El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015             1,013,330
    2,000,000     North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's              2,117,660
                  Medical Center of Dallas)/(AMBAC INS), 8/15/2017
    1,000,000     San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016          1,070,600
    1,500,000     Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds        1,425,780
                  (Series 2007), 5.125% (Air Force Village), 5/15/2027
    2,500,000     Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series           2,352,825
                  2006B), 4.291%, 12/15/2026
    2,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas           2,012,180
                  State), 4/1/2025
                     TOTAL                                                                                                16,206,944
                  UTAH--1.3%
    1,050,000     Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20%          1,110,070
                  (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020
    1,000,000     Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),           1,028,200
                  Mandatory Tender 11/1/2011
                     TOTAL                                                                                                 2,138,270
                  VIRGINIA--2.4%
    1,000,000     Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008                               1,000,610
    2,000,000     Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention             2,026,680
                  Center Expansion Project), 6/15/2008
    1,000,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF                 1,039,310
                  6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019
                     TOTAL                                                                                                 4,066,600
                  WASHINGTON--1.2%
    1,000,000     Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015                                                 1,028,310
    1,000,000     Washington State, GO UT (Motor Vehicle Fuel Tax, Series 1998B), 5.00% (Original Issue Yield:             1,004,180
                  5.20%), 1/1/2017
                     TOTAL                                                                                                 2,032,490
                  WISCONSIN--1.8%
    1,000,000     Milwaukee County, WI, (Series A), 5.00%, 10/1/2016                                                       1,044,310
      980,000     Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United             1,071,610
                  States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.330%), 8/15/2014
    1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare,                      937,260
                  Inc.)/(Original Issue Yield: 5.15%), 3/1/2025
                     TOTAL                                                                                                 3,053,180
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $149,981,748)                                                147,933,020
                  SHORT-TERM MUNICIPALS --10.2%3
                  ALASKA--0.4%
      700,000     Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(GTD by BP             700,000
                  PLC), 3.940%, 9/4/2007
                  FLORIDA--1.7%
    2,800,000     JEA, FL Electric System, Subordinate Revenue Bonds (2001 Series B) Daily VRDNs (Bank of America          2,800,000
                  N.A. LIQ), 3.960%, 9/4/2007
                  MICHIGAN--1.6%
    2,700,000     Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement             2,700,000
                  Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.980%, 9/6/2007
                  TENNESSEE--3.0%
    4,450,000     Blount County, TN Public Building Authority, (Series 2006D-8-A) Daily VRDNs (Blount County,              4,450,000
                  TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.000%, 9/4/2007
      500,000     Sevier County, TN Public Building Authority, (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/                 500,000
                  (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.000%, 9/4/2007
                     TOTAL                                                                                                 4,950,000
                  TEXAS--1.5%
    2,500,000     Harris County, TX HFDC, (Series 2002) Daily VRDNs (Young Men's Christian Association of the              2,500,000
                  Greater Houston Area)/(JPMorgan Chase Bank, N.A. LOC), 3.960%, 9/4/2007
                  UTAH--2.0%
      900,000     Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services,                       900,000
                  Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 9/4/2007
    2,400,000     Weber County, UT, (Series 2000B) Daily VRDNs (IHC Health Services, Inc.)/(GTD by WestLB AG LIQ),         2,400,000
                  3.960%, 9/4/2007
                     TOTAL                                                                                                 3,300,000
                     TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                16,950,000
                     TOTAL INVESTMENTS --- 99.0%                                                                         164,883,020
                     (IDENTIFIED COST $166,931,748)4
                     OTHER ASSETS AND LIABILITIES --- NET--- 1.0%                                                          1,645,416
                     TOTAL NET ASSETS --- 100%                                                                         $ 166,528,436


At August 31, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $7,025,655, which represented 4.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2007, these liquid restricted securities amounted to $7,025,655, which represented 4.2% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At August 31, 2007, the cost of investments for federal tax purposes was $166,920,846. The net unrealized depreciation of investments for federal tax purposes was $2,037,826. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,946,962 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,984,788.


    Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;

   {circle}for investments in other open-end registered investment companies, based on net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDC   --Industrial Development Corporation
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 ISD   --Independent School District
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 RITES --Residual Interest Tax-Exempt Securities
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  INTERMEDIATE MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007